Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
For purposes of the tables below, the principal executive officer (“PEO”) and non-PEO named executive officers for each year shown are as follows:
YEAR	PEO	NON-PEO NAMED EXECUTIVE OFFICERS
2025	Christophe Beck	Scott D. Kirkland, Darrell R. Brown, Gregory B. Cook and Margeaux M. King
2024	Christophe Beck	Scott D. Kirkland, Darrell R. Brown, Machiel Duijser and Gregory B. Cook
2023	Christophe Beck	Scott D. Kirkland, Darrell R. Brown, Machiel Duijser and Lanesha T. Minnix
2022	Christophe Beck	Scott D. Kirkland, Lanesha T. Minnix, Laurie M. Marsh and Darrell R. Brown
2021	Christophe Beck	Daniel J. Schmechel, Angela M. Busch, Timothy P. Mulhere and Douglas M. Baker, Jr.
(A)	(B)	(C)	(D)	(E)	(F)	(G)	(H)	(I)
	SUMMARY COMPENSATION TABLE TOTAL FOR PEO(1) ($)	COMPENSATION ACTUALLY PAID TO PEO(2) ($)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs(3) ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs(4) ($)	VALUE OF FIXED $100 INVESTMENT BASED ON:		NET INCOME(7) ($ MILLIONS)	ADJUSTED EPS(8) ($)
YEAR					TOTAL SHAREHOLDER RETURN(5) (#)	PEER GROUP TOTAL SHAREHOLDER RETURN(6) ($)
2025	17,404,935	25,910,127	4,724,148	6,293,617	128.15	138.87	2,075.6	7.53
2024	16,390,924	30,060,002	4,457,093	7,908,132	113.22	125.63	2,112.4	6.65
2023	15,547,055	22,727,541	5,005,743	7,106,251	94.91	125.68	1,372.3	5.21
2022	8,720,419	2,627,030	4,044,487	2,631,032	68.80	111.67	1,091.7	4.49
2021	8,365,888	10,099,689	3,082,720	4,579,856	109.38	127.28	1,129.9	4.69

(1)
The dollar amounts reported in column (B) are the amounts of total compensation reported for the PEO in the “Total” column of the “Summary Compensation Table for 2025” for the applicable year.

(2)
The dollar amounts reported in column (C) represent the amount of “compensation actually paid” to the PEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total compensation for 2025 to determine the compensation actually paid. Refer to our 2025 Proxy Statement for information on the calculation of “Compensation Actually Paid” for prior years.

YEAR	REPORTED SUMMARY COMPENSATION TABLE TOTAL FOR PEO ($)	REPORTED VALUE OF EQUITY AWARDS(a) ($)	EQUITY AWARD ADJUSTMENTS(b) ($)	REPORTED CHANGE IN THE ACTUARIAL PRESENT VALUE OF PENSION BENEFITS(c) ($)	PENSION BENEFIT ADJUSTMENTS(d) ($)	COMPENSATION ACTUALLY PAID TO PEO ($)
2025	17,404,935	(11,795,017)	20,699,058	(433,869)	35,020	25,910,127

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the “Summary Compensation Table for 2025.”

(b)
The amounts deducted or added in calculating the equity award adjustments are as follows:

YEAR	YEAR END FAIR VALUE OF EQUITY AWARDS ($)	YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS ($)	FAIR VALUE AS OF VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED IN THE YEAR ($)	YEAR OVER YEAR CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR ($)	FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR ($)	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION ($)	TOTAL EQUITY AWARD ADJUSTMENTS ($)
2025	11,538,885	7,511,850	—	1,648,323	—	—	20,699,058
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
(c)
The amounts included in this column are the amounts reported in “Change in Pension and Non-Qualified Deferred Compensation” column of the “Summary Compensation Table for 2025.”

(d)
The total pension benefit adjustments include the actuarially determined service cost for services rendered by the PEO in 2025.
(3)
The dollar amounts reported in column (D) represent the average of the amounts reported for the Company’s non-PEO NEOs as a group in the “Total” column of the “Summary Compensation Table for 2025” in each applicable year.

(4)
The dollar amounts reported in column (E) represent the average amount of “compensation actually paid” to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs as a group for 2025 to determine the compensation actually paid, using the same methodology described above in Note 2:

YEAR	AVERAGE REPORTED SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS ($)	AVERAGE REPORTED VALUE OF EQUITY AWARDS ($)	AVERAGE EQUITY AWARD ADJUSTMENTS(a) ($)	AVERAGE REPORTED CHANGE IN THE ACTUARIAL PRESENT VALUE OF PENSION BENEFITS ($)	AVERAGE PENSION BENEFIT ADJUSTMENTS(b) ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS ($)
2025	4,724,148	(2,751,561)	4,423,179	(119,119)	16,970	6,293,617
(a)
The amounts deducted or added in calculating the equity award adjustments are as follows:

YEAR	AVERAGE YEAR END FAIR VALUE OF EQUITY AWARDS ($)	YEAR OVER YEAR AVERAGE CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS ($)	AVERAGE FAIR VALUE AS OF VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED IN THE YEAR ($)	YEAR OVER YEAR AVERAGE CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR ($)	AVERAGE FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR ($)	AVERAGE VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION ($)	TOTAL AVERAGE EQUITY AWARD ADJUSTMENTS ($)
2025	2,691,878	1,392,268	—	339,033	—	—	4,423,179

(b)
The pension benefit adjustment reflects an average service cost addition of $16,970.
(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The beginning of the measurement period is December 31, 2020, and the end is the end of each fiscal year shown in the table.

(6)
Peer Group Total Shareholder Return reflects total shareholder return of the S&P 500 Materials Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.

(7)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(8)
Our non-GAAP adjusted financial measure for diluted earnings per share excludes the impact of special (gains) and charges and the impact of discrete tax items. We include items within special (gains) and charges and discrete tax items that we believe can significantly affect the period-over-period assessment of operating results and not necessarily reflect costs associated with historical trends and future results. After tax special (gains) and charges are derived by applying the applicable local jurisdictional tax rate to the corresponding pre-tax special (gains) and charges. See “Performance Measures and Achievement  —  Adjusted EPS” in our CD&A for a reconciliation of this Non-GAAP measure to its most directly comparable financial measure calculated and presented in accordance with GAAP.

Company Selected Measure Name	ADJUSTED EPS
Named Executive Officers, Footnote
YEAR	PEO	NON-PEO NAMED EXECUTIVE OFFICERS
2025	Christophe Beck	Scott D. Kirkland, Darrell R. Brown, Gregory B. Cook and Margeaux M. King
2024	Christophe Beck	Scott D. Kirkland, Darrell R. Brown, Machiel Duijser and Gregory B. Cook
2023	Christophe Beck	Scott D. Kirkland, Darrell R. Brown, Machiel Duijser and Lanesha T. Minnix
2022	Christophe Beck	Scott D. Kirkland, Lanesha T. Minnix, Laurie M. Marsh and Darrell R. Brown
2021	Christophe Beck	Daniel J. Schmechel, Angela M. Busch, Timothy P. Mulhere and Douglas M. Baker, Jr.

Peer Group Issuers, Footnote	(6) Peer Group Total Shareholder Return reflects total shareholder return of the S&P 500 Materials Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 17,404,935	$ 16,390,924	$ 15,547,055	$ 8,720,419	$ 8,365,888
PEO Actually Paid Compensation Amount	$ 25,910,127	30,060,002	22,727,541	2,627,030	10,099,689
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (C) represent the amount of “compensation actually paid” to the PEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total compensation for 2025 to determine the compensation actually paid. Refer to our 2025 Proxy Statement for information on the calculation of “Compensation Actually Paid” for prior years.

YEAR	REPORTED SUMMARY COMPENSATION TABLE TOTAL FOR PEO ($)	REPORTED VALUE OF EQUITY AWARDS(a) ($)	EQUITY AWARD ADJUSTMENTS(b) ($)	REPORTED CHANGE IN THE ACTUARIAL PRESENT VALUE OF PENSION BENEFITS(c) ($)	PENSION BENEFIT ADJUSTMENTS(d) ($)	COMPENSATION ACTUALLY PAID TO PEO ($)
2025	17,404,935	(11,795,017)	20,699,058	(433,869)	35,020	25,910,127

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the “Summary Compensation Table for 2025.”

(b)
The amounts deducted or added in calculating the equity award adjustments are as follows:

YEAR	YEAR END FAIR VALUE OF EQUITY AWARDS ($)	YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS ($)	FAIR VALUE AS OF VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED IN THE YEAR ($)	YEAR OVER YEAR CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR ($)	FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR ($)	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION ($)	TOTAL EQUITY AWARD ADJUSTMENTS ($)
2025	11,538,885	7,511,850	—	1,648,323	—	—	20,699,058
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
(c)
The amounts included in this column are the amounts reported in “Change in Pension and Non-Qualified Deferred Compensation” column of the “Summary Compensation Table for 2025.”

(d)
The total pension benefit adjustments include the actuarially determined service cost for services rendered by the PEO in 2025.

Non-PEO NEO Average Total Compensation Amount	$ 4,724,148	4,457,093	5,005,743	4,044,487	3,082,720
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,293,617	7,908,132	7,106,251	2,631,032	4,579,856
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The dollar amounts reported in column (D) represent the average of the amounts reported for the Company’s non-PEO NEOs as a group in the “Total” column of the “Summary Compensation Table for 2025” in each applicable year.

(4)
The dollar amounts reported in column (E) represent the average amount of “compensation actually paid” to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs as a group for 2025 to determine the compensation actually paid, using the same methodology described above in Note 2:

YEAR	AVERAGE REPORTED SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS ($)	AVERAGE REPORTED VALUE OF EQUITY AWARDS ($)	AVERAGE EQUITY AWARD ADJUSTMENTS(a) ($)	AVERAGE REPORTED CHANGE IN THE ACTUARIAL PRESENT VALUE OF PENSION BENEFITS ($)	AVERAGE PENSION BENEFIT ADJUSTMENTS(b) ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS ($)
2025	4,724,148	(2,751,561)	4,423,179	(119,119)	16,970	6,293,617
(a)
The amounts deducted or added in calculating the equity award adjustments are as follows:

YEAR	AVERAGE YEAR END FAIR VALUE OF EQUITY AWARDS ($)	YEAR OVER YEAR AVERAGE CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS ($)	AVERAGE FAIR VALUE AS OF VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED IN THE YEAR ($)	YEAR OVER YEAR AVERAGE CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR ($)	AVERAGE FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR ($)	AVERAGE VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION ($)	TOTAL AVERAGE EQUITY AWARD ADJUSTMENTS ($)
2025	2,691,878	1,392,268	—	339,033	—	—	4,423,179

(b)
The pension benefit adjustment reflects an average service cost addition of $16,970.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
FINANCIAL PERFORMANCE MEASURES
As described in greater detail in the “Compensation Discussion and Analysis,” the Company’s compensation programs are designed to enable us to attract and retain the leadership talent that is necessary to successfully manage our strong earnings growth and return on invested capital objectives, while balancing necessary investment in the businesses in order to achieve attractive, long-term shareholder returns. As required by Item 402(v) of Regulation S-K, the following is a list of performance measures, which in our assessment represents the most important performance measures used by the Company to link compensation actually paid to the Company’s NEOs for 2025:
▪ Adjusted diluted earnings per share
▪ Business unit operating income
▪ Business unit sales
▪ Organic return on invested capital
▪ Relative total shareholder return

Total Shareholder Return Amount	$ 128.15	113.22	94.91	68.8	109.38
Peer Group Total Shareholder Return Amount	138.87	125.63	125.68	111.67	127.28
Net Income (Loss)	$ 2,075,600,000	$ 2,112,400,000	$ 1,372,300,000	$ 1,091,700,000	$ 1,129,900,000
Company Selected Measure Amount | $ / shares	7.53	6.65	5.21	4.49	4.69
PEO Name	Christophe Beck
Equity Awards Adjustments, Footnote
(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the “Summary Compensation Table for 2025.”

(b)
The amounts deducted or added in calculating the equity award adjustments are as follows:

YEAR	YEAR END FAIR VALUE OF EQUITY AWARDS ($)	YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS ($)	FAIR VALUE AS OF VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED IN THE YEAR ($)	YEAR OVER YEAR CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR ($)	FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR ($)	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION ($)	TOTAL EQUITY AWARD ADJUSTMENTS ($)
2025	11,538,885	7,511,850	—	1,648,323	—	—	20,699,058
(a)
The amounts deducted or added in calculating the equity award adjustments are as follows:

YEAR	AVERAGE YEAR END FAIR VALUE OF EQUITY AWARDS ($)	YEAR OVER YEAR AVERAGE CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS ($)	AVERAGE FAIR VALUE AS OF VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED IN THE YEAR ($)	YEAR OVER YEAR AVERAGE CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR ($)	AVERAGE FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR ($)	AVERAGE VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION ($)	TOTAL AVERAGE EQUITY AWARD ADJUSTMENTS ($)
2025	2,691,878	1,392,268	—	339,033	—	—	4,423,179

(b)
The pension benefit adjustment reflects an average service cost addition of $16,970.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted diluted earnings per share
Non-GAAP Measure Description
(8)
Our non-GAAP adjusted financial measure for diluted earnings per share excludes the impact of special (gains) and charges and the impact of discrete tax items. We include items within special (gains) and charges and discrete tax items that we believe can significantly affect the period-over-period assessment of operating results and not necessarily reflect costs associated with historical trends and future results. After tax special (gains) and charges are derived by applying the applicable local jurisdictional tax rate to the corresponding pre-tax special (gains) and charges. See “Performance Measures and Achievement  —  Adjusted EPS” in our CD&A for a reconciliation of this Non-GAAP measure to its most directly comparable financial measure calculated and presented in accordance with GAAP.

Measure:: 2
Pay vs Performance Disclosure
Name	Business unit operating income
Measure:: 3
Pay vs Performance Disclosure
Name	Business unit sales
Measure:: 4
Pay vs Performance Disclosure
Name	Organic return on invested capital
Measure:: 5
Pay vs Performance Disclosure
Name	Relative total shareholder return
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (433,869)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,020
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,795,017)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,699,058
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,538,885
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,511,850
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,648,323
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(119,119)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,970
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,751,561)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,423,179
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,691,878
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,392,268
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	339,033
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount